Trading revenues (Tables)	6 Months Ended
Jun. 30, 2013
Trading revenues
in	2Q13	1Q13	2Q12	6M13	6M12
Trading revenues (CHF million)
Interest rate products	(1,109)	1,697	636	588	304
Foreign exchange products	519	384	(554)	903	483
Equity/index-related products	571	(82)	757	489	942
Credit products	316	(360)	162	(44)	(828)
Commodity, emission and energy products	148	43	17	191	88
Other products	(88)	133	138	45	356
Trading revenues	357	1,815	1,156	2,172	1,345
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.